UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21024
Active Assets Institutional Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2010
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Government Securities Trust
Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT IN		YIELD ON		MATURITY
THOUSANDS		DATE OF PURCHASE		DATE		VALUE

	U.S. Government Agencies — Discount Notes (51.4%)
$405,523	Federal Home Loan Banks	0.00 - 0.19%		04/01/10 - 06/16/10		$405,508,462
99,872	Federal Home Loan Mortgage Corp.	0.15 - 0.26		04/19/10 - 09/07/10		99,814,932
47,110	Federal National Mortgage Assoc.	0.11 - 0.46		04/14/10 - 08/25/10		47,083,961

	Total U.S. Government Agencies — Discount Notes (Cost $552,407,355)					552,407,355

	Repurchase Agreements (27.5%)
110,000	BNP Paribas Securities, (dated 03/31/10; proceeds $110,000,031; fully collateralized by Federal Home Loan Mortgage Corp. 3.31% - 5.13% due 09/01/33 - 04/01/35 and Federal National Mortgage Assoc. 4.53% due 04/01/38; valued at $113,300,000)	0.01		04/01/10		110,000,000
184,945	Goldman Sachs & Co., (dated 03/31/10; proceeds $184,945,051; fully collateralized by Federal Home Loan Mortgage Corp. 5.00% due 01/01/34 and Government National Mortgage Assoc. 5.50% - 6.00% due 09/15/39; valued at $190,493,350)	0.01		04/01/10		184,945,000

	Total Repurchase Agreements (Cost $294,945,000)					294,945,000

	U.S. Government Agencies — Floating Rate Notes (14.0%)
20,000	Federal Farm Credit Banks	0.12	(a)	06/25/10	(b)	19,999,004
115,000	Federal Home Loan Banks	0.05 - 0.15	(a)	04/01/10 - 05/19/10	(b)	114,979,357
15,000	Federal National Mortgage Assoc.	0.14	(a)	04/11/10	(b)	14,989,678

	Total U.S. Government Agencies — Floating Rate Notes (Cost $149,968,039)					149,968,039

	U.S. Government Obligations (4.6%)
39,000	U.S. Treasury Bills	0.19 - 0.50		04/01/10 - 08/26/10		38,978,913
10,000	U.S. Treasury Note	0.39		09/30/10		10,081,176

	Total U.S. Government Obligations (Cost $49,060,089)					49,060,089

	U.S. Government Agencies — Debenture Bonds (2.5%)
5,000	Federal Home Loan Banks	0.57		07/20/10		4,999,593
22,290	Federal National Mortgage Assoc.	0.13 - 0.25		04/09/10 - 08/15/10		22,518,857

	Total U.S. Government Agencies — Debenture Bonds (Cost $27,518,450)					27,518,450

	Total Investments (Cost $1,073,898,933) (c)			100.0%		1,073,898,933
	Other Assets in Excess of Liabilities			0.0		158,372

	Net Assets			100.0%		$1,074,057,305

(a)	Rate shown is the rate in effect at March 31, 2010.

(b)	Date of next interest rate reset.

(c)	Cost is the same for federal income tax purposes.

Active Assets Institutional Government Securities Trust
Notes to the Portfolio of Investments • March 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKET	SIGNIFICANT	SIGNIFICANT
		FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
Repurchase Agreements	$294,945,000	—	$294,945,000	—
U.S. Government Agencies & Obligations
U.S. Government Agencies — Discount Notes	552,407,355	—	552,407,355	—
U.S. Government Agencies — Floating Rate Notes	149,968,039	—	149,968,039	—
U.S. Government Obligations	49,060,089	—	49,060,089	—
U.S. Government Agencies — Debenture Bonds	27,518,450	—	27,518,450	—

Total	$1,073,898,933	—	$1,073,898,933	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Active Assets Institutional Government Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2010